INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2019
INVENTORIES, NET
Schedule of Inventory, Net

	June 30,	December 31,
	2019	2018
	$	$

Raw materials, parts and supplies	1,060	1,105
Finished products	2,141	2,064

	3,201	3,169